Notes to the Consolidated Statements of Cash Flows - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Feb. 29, 2020
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Percentage of equity interests acquired			100.00%
Additions to right of use assets	¥ 5,682,000	¥ 14,499,000
Building
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Additions to right of use assets	1,286,000	6,029,000
Property, plant and equipment [member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Additions to right of use assets	¥ 4,396,000	¥ 8,470,000
Rosenkavalier Group
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Percentage of equity interests acquired	100.00%
Business acquisition of ordinary shares issued	4,856,273
Business acquisition of estimated fair value	¥ 284,000,000